CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.15	₪ 0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	40,353,953	32,687,288
Ordinary shares, shares outstanding	39,121,198	31,396,940
Treasury stock, shares	1,232,755	1,290,348